Capital management (Details 2) - KRW (₩) ₩ in Thousands		Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Face value		₩ 4,198,454	₩ 1,517,400
Carrying amount		₩ 3,618,423	787,400
Cho Mi Kyung [Member]
IfrsStatementLineItems [Line Items]
Interest rate	[1]	2.00%
Maturity date	[1]	Aug. 31, 2025
Face value	[1]	₩ 400,000	400,000
Carrying amount	[1]
Bonanza Pictures [Member]
IfrsStatementLineItems [Line Items]
Interest rate	[2]	4.60%
Maturity date	[2]	Mar. 31, 2021
Face value	[2]	₩ 30,000	30,000
Carrying amount	[2]
Jung Kyung Han [Member]
IfrsStatementLineItems [Line Items]
Interest rate		3.00%
Maturity date		Sep. 14, 2023
Face value		₩ 30,000	30,000
Carrying amount		₩ 30,000	30,000
YY Entertainment [Member]
IfrsStatementLineItems [Line Items]
Interest rate		4.60%
Maturity date		Apr. 30, 2026
Face value		₩ 150,000	150,000
Carrying amount		₩ 150,000
Second Plan [Member]
IfrsStatementLineItems [Line Items]
Interest rate	[3]	4.60%
Maturity date	[3]	Dec. 31, 2026
Face value	[3]	₩ 471,400	394,400
Carrying amount	[3]	₩ 471,400	394,400
Rainier [Member]
IfrsStatementLineItems [Line Items]
Interest rate	[3],[4]	4.60%
Maturity date	[3],[4]	Dec. 31, 2026
Face value	[3],[4]	₩ 150,000	150,000
Carrying amount	[3],[4]
Beacon Holdings Inc [Member]
IfrsStatementLineItems [Line Items]
Interest rate	[3]	4.60%
Maturity date	[3]	Dec. 31, 2026
Face value	[3]	₩ 535,000	225,000
Carrying amount	[3]	₩ 535,000	225,000
Studio Cuat [Member]
IfrsStatementLineItems [Line Items]
Interest rate	[3]	4.60%
Maturity date	[3]	Dec. 31, 2026
Face value	[3]	₩ 43,000	43,000
Carrying amount	[3]	₩ 43,000	43,000
Third Plan [Member]
IfrsStatementLineItems [Line Items]
Interest rate		4.60%
Maturity date		Dec. 31, 2026
Face value		₩ 8,000
Carrying amount		₩ 8,000
One To Six [Member]
IfrsStatementLineItems [Line Items]
Interest rate		4.60%
Maturity date		Nov. 30, 2026
Face value		₩ 1,180,000
Carrying amount		₩ 1,180,000
Park, Un Kyoung [Member]
IfrsStatementLineItems [Line Items]
Interest rate		0.00%
Maturity date		Jan. 16, 2026
Face value		₩ 10,000
Carrying amount		₩ 10,000
Falling Starlight [Member]
IfrsStatementLineItems [Line Items]
Interest rate		0.00%
Face value		₩ 136,054
Carrying amount		₩ 136,023
Yun, In Beom, Kim, Su Jin [Member]
IfrsStatementLineItems [Line Items]
Interest rate		4.60%
Maturity date		Sep. 18, 2026
Face value		₩ 600,000
Carrying amount		₩ 600,000
Yun In Beom Kim Su Jin One [Member]
IfrsStatementLineItems [Line Items]
Interest rate		4.60%
Maturity date		Nov. 25, 2026
Face value		₩ 400,000
Carrying amount		₩ 400,000
Cheongpung Contents Studio Co., Ltd. [Member]
IfrsStatementLineItems [Line Items]
Interest rate		0.00%
Maturity date		Jul. 22, 2027
Face value		₩ 5,000
Carrying amount		₩ 5,000
Lim Wan Cheol [Member]
IfrsStatementLineItems [Line Items]
Interest rate		0.00%
Maturity date		Oct. 30, 2027
Face value		₩ 50,000
Carrying amount		₩ 50,000
K Enter Holdings Inc., Korea Branch [Member]
IfrsStatementLineItems [Line Items]
Interest rate		4.60%
Maturity date		Dec. 23, 2025
Face value			95,000
Carrying amount			₩ 95,000

[1]	The Company recognized a full provision for the balance of loan and accrued interest income as of January 1, 2021. Accrued interest income as of December 31, 2025 and December 31, 2024 are Korean Won 26,685 thousand and Korean Won 26,685 thousand, respectively.
[2]	The Company recognized a full provision for the balance of loan and accrued interest income as of December 31, 2024. Accrued interest income as of December 31, 2025 and December 31, 2024 are Korean Won 8,676 thousand and Korean Won 7,296 thousand, respectively.
[3]	The contract is automatically extended by one year if the loan is not collected until maturity date.
[4]	The Company recognized a full provision for the balance of loan and accrued interest income as of December 31, 2024. Accrued interest income as of December 31, 2025 and December 31, 2024 are Korean Won 3,789 thousand and Korean Won 3,789 thousand, respectively.